Basis of Presentation and Summary of Significant Accounting Policies (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Nov. 30, 2013	Nov. 30, 2012	Nov. 30, 2011
Foreign currency
Net foreign currency remeasurement losses	$ 4	$ 30	$ 26
Revenue recognition
Revenue related to NRE payments recognized on the achievement of substantive milestones	7,105	1,581	987
Warranty expense
Warranty period, minimum	1 year
Warranty period, maximum	3 years
Warranty expense	2,267	2,996	3,780
Advertising
Advertising costs	168	52	31
Pensions and 401(k) plan
Contributions to defined contribution pension plans	4,939	4,962	5,088
Property, plant and equipment
Capitalized software	$ 697	$ 1,746	$ 1,660
Buildings and improvements | Minimum
Property, plant and equipment
Useful life	5 years
Buildings and improvements | Maximum
Property, plant and equipment
Useful life	25 years
Machinery and equipment | Minimum
Property, plant and equipment
Useful life	2 years
Machinery and equipment | Maximum
Property, plant and equipment
Useful life	7 years
Internally developed software and purchased software costs | Minimum
Property, plant and equipment
Useful life	2 years
Internally developed software and purchased software costs | Maximum
Property, plant and equipment
Useful life	7 years